Convertible Debts - Series D Convertible Note (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Convertible Securities
PIPE subscription derivative liability	$ 137,942,000
Forge Nano, Inc.
Convertible Securities
Carrying amount	10,488,000		$ 10,488,000
Interest expense	$ 527,000	$ 989,000	1,792,000	$ 2,034,000
PIPE subscription derivative liability				$ 393,000
Forge Nano, Inc. | Series D Convertible Note
Convertible Securities
Interest rate				6.00%
Carrying amount			0	$ 1,924,000
Interest expense			0	17,000
PIPE subscription derivative liability			393,000
Threshold qualified financing amount triggering conversion of debt			$ 40,000,000
Stock price trigger			80.00%
Threshold valuation cap			$ 750,000,000
Threshold valuation cap in the event of liquidation			750,000,000
Threshold post-money valuation cap in the event of maturity			$ (300,000,000)
Forge Nano, Inc. | Series D Convertible Note | Maximum
Convertible Securities
Principal amount				$ 40,000,000